THE ADVISORS' INNER CIRCLE FUND

                             WHG LARGECAP VALUE FUND
                           WHG INCOME OPPORTUNITY FUND

                        SUPPLEMENT DATED JANUARY 14, 2008
                                     TO THE
                         PROSPECTUS DATED MARCH 1, 2007

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

1. The following replaces the first paragraph in the section with the heading "Principal Investment Strategies" on page 2 of the Prospectus:

              Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks and other equity securities of large capitalization companies. This "80% policy" is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. The Fund considers large capitalization companies to be companies that have market capitalizations of greater than $5 billion. The equity securities in which the Fund invests will be primarily common stocks, but may also include shares of large-cap stocks of exchange-traded funds ("ETFs"), real estate investment trusts ("REITs"), royalty trusts, and master limited partnerships ("MLPs"). The Fund will generally invest in equity securities of domestic companies, but may also invest in equity securities of foreign companies and American Depositary Receipts ("ADRs"). The Adviser expects that the Fund's investments in foreign companies will normally represent less than 25% of the Fund's assets.

2. The following is added as the last sentence under "Royalty Trust Risk" in the section with the heading "Principal Risks of Investing in the Fund" on pages 4 and 14 of the Prospectus:

              Similar to REITs, the Fund's investment in royalty trusts may result in the layering of expenses, such that shareholders will indirectly bear a proportionate share of the royalty trusts' operating expenses, in addition to paying Fund expenses.

3. The "Fund Fees and Expenses" section on page 5 of the Prospectus is removed and replaced with the following:

              This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.

              SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

              ---------------------------------------------------------------------------------- ----------------
                                                                                                  INSTITUTIONAL
                                                                                                     SHARES
              ---------------------------------------------------------------------------------- ----------------
              Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering           None
              price)
              ---------------------------------------------------------------------------------- ----------------
              Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)               None
              ---------------------------------------------------------------------------------- ----------------

              ---------------------------------------------------------------------------------- ----------------
                                                                                                  INSTITUTIONAL
                                                                                                     SHARES
              ---------------------------------------------------------------------------------- ----------------
              Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other                   None
              Distributions (as a percentage of offering price)
              ---------------------------------------------------------------------------------- ----------------
              Redemption Fee (as a percentage of amount redeemed, if applicable)*                     None
              ---------------------------------------------------------------------------------- ----------------


              ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND
              ASSETS)


              ---------------------------------------------------------------- -----------------------------
                                                                                   INSTITUTIONAL SHARES
              ---------------------------------------------------------------- -----------------------------
              Investment Advisory Fees                                                    0.75%
              ---------------------------------------------------------------- -----------------------------
              Other Expenses                                                              1.08%
                                                                                          -----
              ---------------------------------------------------------------- -----------------------------
              Total Annual Fund Operating Expenses+                                       1.83%
              ---------------------------------------------------------------- -----------------------------
              Less Fee Reductions and Expense Reimbursements                             (0.83)%
                                                                                         -------
              ---------------------------------------------------------------- -----------------------------
              Net Expenses                                                                1.00%
              ---------------------------------------------------------------- -----------------------------

              For more information about Investment Advisory Fees, see "Investment Adviser."

              EXAMPLE

              This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

              The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, based on these estimates your approximate costs of investing $10,000 in the Fund would be:

             ---------------- ---------------- ---------------- ----------------
                  1 YEAR          3 YEARS          5 YEARS           10 YEARS
             ---------------- ---------------- ---------------- ----------------
                   $102            $495+            $913+             $2,080+
             ---------------- ---------------- ---------------- ----------------


              ---------------
              * Your proceeds can be wired to your bank account (subject to a $10 fee), by ACH, or by check to address of record.

              + The Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep actual Total Annual Fund Operating Expenses for A Class Shares (excluding interest, taxes, brokerage commissions and extraordinary expenses) from exceeding 1.00% of the Fund's average daily net assets until February 28, 2009. If interest, taxes, brokerage commissions and extraordinary expenses were included, Total Annual Fund Operating Expenses would be higher. In addition, if at any point it becomes unnecessary for the Adviser to make expense limitation reimbursements, the Board may permit the Adviser to retain the difference between the "Total Annual Fund Operating Expenses" and 1.00% to recapture all or a portion of its prior expense limitation reimbursements made during the preceding three-year period.

              + The "3 Years," "5 Years" and "10 Years" cost figures in the Example (for periods after the first year) are based on the Fund's Total Annual Fund Operating Expenses, which do not reflect fee reductions or expense reimbursements.

4. The following is added to the end of the section with the heading "Fund Investment Objective" on page 12 of the Prospectus:

              The Fund may change its investment objectives without shareholder approval.

5. The section with the heading "Principal Investment Strategies" on page 12 of the Prospectus is removed and replaced with the following:

              Under normal circumstances, the Fund seeks to meet its investment objective by investing generally more than 80% of its assets in dividend-paying and/or interest-bearing securities. The Fund seeks to invest in securities of companies with a strong and improving cash flow sufficient to support a sustainable or rising income stream for investors. In selecting securities for the Fund, the Adviser chooses among a diversified group of income-producing asset classes. Equity securities may include dividend-paying common stocks, preferred stocks, and convertible securities. Fixed income securities may include bonds and other debt securities, and money market instruments. Other types of income-producing securities may include interests in royalty trusts and master limited partnerships ("MLPs"), securities of real estate investment trusts ("REITs"), and shares of exchange-traded funds ("ETFs").

              The Fund generally invests in securities of domestic companies, but may also invest in foreign securities and ADRs. The Fund is permitted to invest in companies of any capitalization range. The Fund's fixed income investments are, in the aggregate, of investment grade (rated in one of the three highest rating categories by a rating agency), but may at times include securities rated below investment grade (high yield or "junk" bonds). In addition, the Fund's fixed income securities may include unrated securities, if deemed by the Fund's Adviser to be of comparable quality to investment grade.

              The Fund's investment strategy seeks to provide a higher level of current income than offered by traditional fixed income products, such as U.S. government bonds and money market securities. The Adviser's investment process incorporates relative value analysis among capital instruments as well as among asset classes to determine where downside potential can be limited to achieve the goal of generating an attractive level of current income. Other key metrics for evaluating the risk/return profile of an investment include an improving return on equity, a declining debt/equity ratio and in the case of common equities, positive earnings surprises without a corresponding increase in Wall Street estimates. The Adviser has disciplines in place that serve as sell signals, such as: a security reaching a predetermined price target; a change to a company's fundamentals that make the risk/reward profile unattractive; or a need to improve the overall risk/reward profile of the Fund.

7. The section with the heading "Fund Fees and Expenses" on pages 18 and 19 of the Prospectus is removed and replaced with the following:

              This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.

              SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

              -------------------------------------------------------------------------------- ---------------------
                                                                                               INSTITUTIONAL SHARES
              -------------------------------------------------------------------------------- ---------------------
              Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering            None
              price)
              -------------------------------------------------------------------------------- ---------------------

              -------------------------------------------------------------------------------- ---------------------
                                                                                               INSTITUTIONAL SHARES
              -------------------------------------------------------------------------------- ---------------------
              Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                None
              -------------------------------------------------------------------------------- ---------------------
              Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other                    None
              Distributions (as a percentage of offering price)
              -------------------------------------------------------------------------------- ---------------------
              Redemption Fee (as a percentage of amount redeemed, if applicable)*                      None
              -------------------------------------------------------------------------------- ---------------------

              ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)

              ---------------------------------------------------------------- -----------------------------
                                                                                   INSTITUTIONAL SHARES
              ---------------------------------------------------------------- -----------------------------
              Investment Advisory Fees                                                    0.75%
              ---------------------------------------------------------------- -----------------------------
              Other Expenses                                                              0.67%
                                                                                          -----
              ---------------------------------------------------------------- -----------------------------
              Total Annual Fund Operating Expenses+++                                     1.42%
              ---------------------------------------------------------------- -----------------------------
              Less Fee Reductions and Expense Reimbursements                             (0.42)%
                                                                                         -------
              ---------------------------------------------------------------- -----------------------------
              Net Expenses                                                                1.00%
              ---------------------------------------------------------------- -----------------------------

              For more information about Investment Advisory fees, see "Investment Adviser."

              EXAMPLE

              This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

              The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, based on these estimates your approximate costs of investing $10,000 in the Fund would be:

             ---------------- ---------------- ---------------- ----------------
                  1 YEAR          3 YEARS          5 YEARS          10 YEARS
             ---------------- ---------------- ---------------- ----------------
                   $102            $408+            $736+           $1,666+
             ---------------- ---------------- ---------------- ----------------

             -----------
              * Your proceeds can be wired to your bank account (may be subject to a $10 fee), by ACH, or by check to your address of record.

              + The operating expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this prospectus), because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds

             ++ The Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep actual Total Annual Fund Operating Expenses for A Class Shares (excluding interest, taxes, brokerage commissions and extraordinary expenses) from exceeding 1.00% of the Fund's average daily net assets until February 28, 2009. If interest, taxes, brokerage commissions and extraordinary expenses were included, Total Annual Fund Operating Expenses would be higher. In addition, if at any point it becomes unnecessary for the Adviser to make expense limitation reimbursements, the Board may permit the Adviser to retain the difference between the "Total Annual Fund Operating Expenses" and 1.00% to recapture all or a portion of its prior expense limitation reimbursements made during the preceding three-year period.

              + The "3 Years," "5 Years" and "10 Years" cost figures in the Example (for periods after the first year) are based on the Fund's Total Annual Fund Operating Expenses, which do not reflect fee reductions or expense reimbursements.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                 WHG-SK-009-0100

                         THE ADVISORS' INNER CIRCLE FUND

                             WHG LARGECAP VALUE FUND
                           WHG INCOME OPPORTUNITY FUND

                        SUPPLEMENT DATED JANUARY 14, 2008
                                     TO THE
             STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2007

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

1. The following replaces the third paragraph in the section with the heading "Additional Information about Investment Objectives and Policies" on page S-1 of the SAI:

              Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities of large companies. This "80% policy" is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. The Fund currently defines large companies as those that have a market capitalization of greater than $5 billion. The equity securities in which the Fund invests will be primarily common stocks, but may also include shares of large-cap stocks of exchange-traded funds ("ETFs"), real estate investment trusts ("REITs"), royalty trusts, and master limited partnerships ("MLPs"). The Fund generally invests in equity securities of domestic companies, but may also invest in equity securities of foreign companies and American Depositary Receipts ("ADRs").

2. The following replaces the twelfth, thirteenth and fourteenth paragraphs in the section with the heading "Additional Information about Investment Objectives and Policies" on page S-4 of the SAI:

              Under normal circumstances, the Fund seeks to meet its investment objectives by investing generally more than 80% of its assets in dividend-paying and/or interest bearing securities. The Fund seeks to invest in securities of companies with a strong and improving cash flow sufficient to support a sustainable or rising income stream for investors. In selecting securities for the Fund, the Adviser chooses a diversified group of different types of income-producing asset classes. Equity securities may include dividend-paying common stocks, preferred stocks, and convertible securities. Fixed income securities may include bonds and other debt securities, and money market instruments. Other types of income-producing securities may include interests in royalty trusts and MLPs, and securities of REITs and ETFs.

              The Fund will generally invest in securities of domestic companies, but may also invest in foreign securities and ADRs. The Fund is permitted to invest in companies of any capitalization range. The Fund's fixed income investments will, in the aggregate, be of investment grade (rated in one of the three highest rating categories by a rating agency), but may at times include securities rated below investment grade (high yield or "junk" bonds). In addition, the Fund's fixed income securities may include unrated securities if deemed by the Fund's Adviser to be of comparable quality to investment grade.

              The Fund's investment strategy seeks to provide a higher level of current income than offered by traditional fixed income products, such as U.S. government bonds and money market securities. The Adviser's investment process incorporates relative value analysis among capital instruments as well as among asset classes to determine where downside potential can be limited to achieve the goal of generating an attractive level of current income. Other key metrics for evaluating the risk/return profile of an investment include an improving return on equity, a declining debt/equity ratio and in the case of common equities, positive earnings surprises without a corresponding increase in Wall Street estimates. The Adviser has disciplines in place that serve as sell signals, such as: a security reaching a predetermined price target; a change to a company's fundamentals that make the risk/reward profile unattractive; or a need to improve the overall risk/reward profile of the Fund.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                WHG-SK-010-0100